Allowance for Doubtful Accounts (Details) (USD $) In Thousands	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Alllowance for Doubtful Accounts [Abstract]
Allowance for doubtful accounts, beginning balance	$ 36,573	$ 36,078	$ 31,730
Allowance for doubtful accounts, charged to costs and expenses in period	42,623	34,931	74,638
Allowance for doubtul accounts, allowance accounts from acquistions and other arising during period	1,063	(139)	1,587
Allowance for doubtful accounts, customer accounts written off during period, net of recoveries	(37,823)	(34,297)	(71,877)
Allowance for doubtful accounts, ending balance	$ 42,436	$ 36,573	$ 36,078